SHARE-BASED COMPENSATION - Outstanding principal and all unpaid and accrued interest (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of stock options exercised				$ 379,276	$ 0
Weighted-average grant date fair value		$ 0	$ 1.77	$ 3.94	$ 0.55
Unamortized compensation expense		$ 212,195		$ 432,520
Unamortized compensation expense recognized over the remaining requisite service period		2 years 1 month 6 days		2 years 4 months 24 days
Proceeds from exercise of stock options		$ 75,277		$ 58,648	$ 0
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		0		0
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 56,326		$ 85,557
Unamortized compensation expense recognized over the remaining requisite service period		3 years 4 months 24 days		3 years 6 months 7 days
Executive Officer and immediate family | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized compensation expense recognized over the remaining requisite service period	3 years 5 months 19 days	3 years 2 months 23 days
Director [Member] | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 19,356
Unamortized compensation expense recognized over the remaining requisite service period	6 months	3 months